Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net loss	$ (65,347)	$ (158,224)	$ (403,925)
Depreciation and amortization	4,656	2,860	5,989
Impairment losses	9,243		7,054
Provision for doubtful receivables	8,807	47	618
Amortization and write-off of deferred financing costs	159	460	5,733
Amortization of backlog asset			1,603
Amortization of the beneficial conversion feature	258	264	71,561
Change in fair value of derivative financial instruments	4,480	(278)	(564)
Gain on disposal of vessels and release of debt (non-cash)			(33,005)
Share-based compensation	23,402	25,193	2,412
Warrants compensation expense		7,104	1,015
(Gain) / Loss on share settled debt settlement	(7,960)	83,786	342,985
Discounts from suppliers		(162)	(1,355)
Loss / (Gain) on sale of vessels	1,150		(16,258)
Loss from investments in Joint Ventures	192	790	2,469
-Trade receivables	(143)	149	8,127
-Other receivables	147	1,790	(1,583)
-Inventories	(432)	(207)	1,389
-Prepaid expenses	4	(242)	1,208
-Due from/to Joint Ventures	(156)	(118)
-Due from/to related parties	270	628	275
-Accounts payable, trade	665	29,111	(2,866)
-Other current Liabilities	7,745
-Accrued liabilities	7,459	4,718	(70)
-Deferred income	(266)	(174)	(2,911)
Payments for dry-docking / special survey costs	(667)	(366)	(985)
Net cash used in operating activities	(6,334)	(2,871)	(11,084)
INVESTING ACTIVITIES:
Vessel acquisitions	(36,775)	(390)
Cash acquired through business combination	90
Vessels under construction			(185)
Joint Ventures			(2,486)
Coal acquisition	(147)	(125)
Cash surrendered through subsidiaries' foreclosure			(665)
Other fixed asset acquisitions	(191)	(1,156)
Proceeds from sale of available for shares securities	497
Proceeds from the sale of vessels			85,172
Net cash (used in) / provided by investing activities	(36,526)	(1,671)	81,836
FINANCING ACTIVITIES:
Principal repayments of long-term debt	(646)	(1,400)	(76,203)
Proceeds from long-term debt		300	3,000
Proceeds from notes, net	12,559	5,309
Proceeds from warrants issuance		250
Proceeds from preference shares	2,500
Restricted cash for debt repayment	(152)	1,311	(1,061)
Proceeds from the sale and leaseback of vessels	27,750
Capital lease payments	(519)
Payments for deferred charges	(499)		(564)
Net cash provided by / (used in) financing activities	40,993	5,770	(74,828)
Net (decrease) / increase in cash and cash equivalents	(1,867)	1,228	(4,076)
Beginning of period	2,271	1,043	5,119
End of period	404	2,271	1,043
Supplemental Cash Flow information:
Interest paid, net of capitalised interest	3,945	1,971	7,875
Issuance of common shares and warrants for acquisition of coal properties			1,042
Release of liabilities for vessels under construction			9,179
Release of debt related to vessels under construction			5,492
Disposal of vessels applied to related debt			105,498
Disposal of vessels applied to capital lease obligations			30,481
Issuance of common shares for settlement of 7% Notes			138,111
Issuance of warrants	11,159
Capital lease obligations settled with common shares and 4.5% convertible note			58,057
Release of purchase option liabilities			2,194
Vessels and other fixed assets, net acquired	20,350
Long- term debt assumed	(12,385)
Land, buildings, production equipment		9,650
- Other assets and liabilities, net acquired	(8,291)	(15,073)
Mineral rights under lease		20,117
Settlement of Piraeus Bank Credit Facilities [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities		17,033
Settlement of Warrant Liabilities [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities	139
Settlement of Interest Expense [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities	1,187
Settlement of Convertible Notes [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities	21,762
Settlement of Share Settled Debt [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities	59,004
Settlement of Liabilities [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities	33,311	25,185	11,694
Settlement of Derivative Liabilities [Member]
Supplemental Cash Flow information:
Issuance of common shares to settle liabilities	37,205
Long-term Debt [Member]
Supplemental Cash Flow information:
Liabilities disposed of by foreclosure			76,836
Obligations [Member]
Supplemental Cash Flow information:
Liabilities disposed of by foreclosure			26,301
Vessels [Member]
Supplemental Cash Flow information:
Assets disposed of by foreclosure			93,993
Other Assets and Liabilities [Member]
Supplemental Cash Flow information:
Assets disposed of by foreclosure			$ 12,546